Notes Related to the Consolidated Statements of Financial Position - Summary of Trade and Other Payables (Detail) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Trade and other payables [line items]
Vendors	€ 8,076	€ 4,832	€ 3,672
Payables to domestic vendors [Member]
Trade and other payables [line items]
Vendors	2,335	2,802	1,904
Payables to foreign vendors [Member]
Trade and other payables [line items]
Vendors	2,631	745	1,371
Payables to vendors accruals [Member]
Trade and other payables [line items]
Vendors	3,211	1,292	498
Other Trade Payables [Member]
Trade and other payables [line items]
Vendors	€ (101)	€ (7)	€ (101)